Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
Related Party Transactions
14.	RELATED PARTY TRANSACTIONS
Minera Exar, the Company’s equity-accounted investee, has entered into the following transactions with companies controlled by the family of its president, who is also a director of Lithium Americas:

-	Option Agreement with Grupo Minero Los Boros S.A. on March 28, 2016, for the transfer to Minera Exar of title to certain mining properties that comprised a portion of the Caucharí-Olaroz project.

-	Expenditures under the construction services contract for the Caucharí -Olaroz project with Magna Construcciones S.R.L. (“Magna”) were $4,442 for the year ended December 31, 2022.
During the year ended December 31, 2022, director’s fees paid by Minera Exar to its president, who is also a director of Lithium Americas, totaled $75 (2021 - $74).
In Q1 2022, Minera Exar entered into a service agreement with a consortium owned 49% by a company controlled by the family of its President, who is also a director of Lithium Americas. The agreement is for servicing of the evaporation ponds at Cauchari-Olaroz over a five-year term
, for total consideration of $
68,000
(excluding VAT).
The amounts due by Minera Exar to related parties arising from such transactions are unsecured, non-interest
bearing and have no specific terms of payment. Transactions with Ganfeng, a related party of the Company by virtue of its position as a shareholder of the Company, are disclosed in Notes 6 and 11.
Subsequent to year-end, an agreement was entered into with the Company’s VP, Corporate Development to provide corporate development services following the Company’s contemplated separation of its U.S. and Argentine business. The agreement is effective the earlier of the completion of the contemplated separation or August 1, 2023 and has an aggregate value over three years of $
3,200
.

Compensation of Key Management
Key management are the Company’s board of directors, and the executive management team. The remuneration of directors and members of the executive management team was as follows:

	Years Ended December 31,

	2022	2021
	$	$

Equity compensation	2,140	2,008

Salaries, bonuses, benefits and directors’ fees included in general and administrative expenses	5,149	2,175

Salaries, bonuses and benefits included in exploration expenditures	1,286	376

Salaries and benefits capitalized to Investment in Cauchari-Olaroz project	1,097	813

	9,672	5,372

	December 31, 2022	December 31, 2021
	$	$

Total due to directors and executive team	3,363	671